Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Tables

We are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other NEOs and certain financial performance measures of Chatham Lodging Trust, including our company-selected measure, Adjusted FFO (funds from operations) per share. We believe that adjusting FFO to exclude certain recurring and non-recurring items provides useful supplemental information regarding our ongoing operating performance and that the presentation of AFFO, when combined with the primary GAAP presentation of net income (loss), more completely describes our operating performance. Compensation actually paid, as determined under SEC requirements, does not necessarily reflect the actual amount of compensation earned by or paid to our NEOs during a covered year or the way in which the Compensation Committee views compensation decisions. For further information regarding the Company's pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis”.

					Value of Initial Fixed $100
Year (a)	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO (2,3)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (4)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2,4,5)	TSR ($) (6)	Peer Group TSR ($) (7)	Net Income (Loss) ($ millions) (h)	Adjusted FFO Per Share ($) (8)
2025	5,222,872	2,576,704	2,168,507	1,120,026	70.85	115.35	15.30	1.02
2024	5,258,962	3,238,397	2,177,054	1,388,170	51.82	92.90	4.04	1.09
2023	5,235,398	2,544,424	2,165,651	1,132,996	61.32	94.80	2.49	1.19
2022	5,392,984	6,072,343	2,246,593	2,465,739	68.25	76.50	9.87	1.19
2021	4,737,901	5,577,635	1,941,792	2,146,031	75.88	90.32	(18.85)	N/A

(1)	Amounts shown are as reported in the “Summary Compensation Table” for our CEO, Jeff Fisher, for the respective years shown.

(2)

The amounts reported represent the amount of "Compensation Actually Paid" as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. For information about the decisions made by our Board and the Compensation Committee in regard to the NEOs compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the applicable years.

(3)	The following table provides a reconciliation from the Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO.

PEO Total Compensation Amount	$ 5,222,872	$ 5,258,962	$ 5,235,398	$ 5,392,984	$ 4,737,901
PEO Actually Paid Compensation Amount	$ 2,576,704	3,238,397	2,544,424	6,072,343	5,577,635
Adjustment To PEO Compensation, Footnote

	2021	2022	2023	2024	2025
SCT Total for CEO ($)	$4,737,901	$5,392,984	$5,235,398	$5,258,962	$5,222,872
Less: Stock and Option Award Values Reported in SCT for the Covered Year	$(2,387,650)	$(3,099,049)	$(3,131,381)	$(2,905,668)	$(2,854,168)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	$0	$0	$0	$0	-
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$2,615,707	$3,005,384	$2,205,944	$2,408,400	$2,043,272
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$58,163	$424,650	$(1,495,271)	$(1,199,041)	$(1,609,136)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	$618,462	$348,374	$(270,266)	$(145,542)	$68,160
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$(64,948)	$0	$0	$(178,714)	(294,295)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0
Compensation Actually Paid to CEO	$5,577,635	$6,072,343	$2,544,424	$3,238,397	$2,576,704

Awards' grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using award fair values as of each measurement date using the common share price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant assuming target performance. Adjustments have been made using the common share price and performance accrual modifier as of year-end and as of the date of vest. Time-vested restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant. Adjustments have been made using the common share price as of year-end and as of each date of vest.

(4)	The amounts shown are the averages of the amounts of total compensation reported for the following individuals, who were our non-CEO NEOs for the years shown:

2021: Dennis Craven and Jeremy Wegner.
2022: Dennis Craven and Jeremy Wegner.
2023: Dennis Craven and Jeremy Wegner
2024: Dennis Craven and Jeremy Wegner
2025: Dennis Craven and Jeremy Wegner

(5)	The following table provides a recalculation from Average Summary Compensation Table Total for Non-CEO NEOs to Average Compensation Actually Paid to Non-CEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 2,168,507	2,177,054	2,165,651	2,246,593	1,941,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,120,026	1,388,170	1,132,996	2,465,739	2,146,031
Adjustment to Non-PEO NEO Compensation Footnote

Average SCT Total Compensation for Non-CEO NEOs	$1,941,792	$2,246,593	$2,165,651	$2,177,054	$2,168,507
Subtract: Stock and Option Award Values Reported in SCT for the Covered Year	$(946,050)	$(1,227,931)	$(1,240,736)	$(1,151,312	$(1,130,905)
Add: Fair Value for Stock and Option Awards Granted in the Covered Year	$0	$0	$0	$0	$0
Add (subtract): Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$945,493	$1,190,818	$874,053	$954,280	$809,607
Add (subtract): Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$24,781	$143,851	$(574,984)	$(475,092)	$(637,584)
Add (subtract): Fair Value of Stock and Option Awards Forfeited during the Covered Year	$200,901	$112,408	$(90,988)	$(52,169)	$27,007
Add (subtract): Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$(20,886)	$0	$0	$(64,591)	$(116,607)
Add (subtract): Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0
Average Compensation Actually Paid to Non-CEO NEOs	$2,146,031	$2,465,739	$1,132,996	$1,388,170	$1,120,026

Awards' grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using award fair values as of each measurement date using the common share price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant assuming target performance. Adjustments have been made using the common share price and performance accrual modifier as of year-end and as of the date of vest. Time-vested restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant. Adjustments have been made using the common share price as of year-end and as of each date of vest.

(6)	In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in our common shares.

(7)

In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in the Dow Jones U.S. Hotel & Lodging REIT Index.

(8)

We have presented Adjusted FFO per Share because it is the only financial measure among the performance metrics used for determining compensation actually paid to our NEOs for 2025, 2024, 2023 and 2022, and for 2021 and 2020, the Compensation Committee and the Board determined not to employ any financial metric due to the uncertain financial impact of the pandemic. Adjusted FFO per Share, which is a non-GAAP financial measure, is calculated by dividing (a) adjusted funds from operations for the period presented (which is our net income or loss excluding items we believe do not represent costs related to hotel operations, including gains or losses from sales of real estate, impairment write-downs, the cumulative effect of changes in accounting principles, depreciation and amortization (excluding amortization of deferred financing costs), adjustments for unconsolidated partnerships and joint ventures, other charges, losses on the early extinguishment of debt) by (b) the weighted average number of our common shares outstanding for the period presented. We believe that Adjusted FFO per Share is a useful financial measure for evaluating the Company’s ongoing operating performance.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and Performance Matters

The following graphs illustrate the relationship, during the period from January 1, 2020 through December 31, 2025, of the CAP to our Chief Executive Officer and the average CAP to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the FTSE NAREIT Lodging/Resorts Index, (ii) our Net Income, and (iii) our Adjusted FFO per share (as set forth in the table above). Excluding fiscal year 2020 which was greatly affected by the impact of the unprecedented COVID-19 pandemic, we believe the Paid versus TSR graph shows the alignment between the CAP to the CEO and (i) the Average CAP to the Other NEOs and (ii) the Company’s performance, which is consistent with our compensation philosophy as described in the Compensation Discussion and Analysis sections of the proxy statement.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

The Compensation Committee believes that our NEO’s compensation should align such compensation with the Company’s performance. As such, the Compensation Committee uses a mix of financial performance measures to ensure alignment of our executives’ pay with Company performance. As required by SEC rules, the most important financial performance measures used by the Company in setting pay for performance compensation for the most recently completed fiscal year are set forth in the table below. For a further description of the manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation that are paid to our NEOs, see the Compensation Discussion and Analysis sections of this Proxy Statement.

.

Most Important Financial Performance Measures

Relative TSR

Adjusted Funds from Operation (AFFO) per Share

Room Revenue

Gross Operating Profit

Total Shareholder Return Amount	$ 70.85	51.82	61.32	68.25	75.88
Peer Group Total Shareholder Return Amount	115.35	92.9	94.8	76.5	90.32
Net Income (Loss)	$ 15,300,000	$ 4,040,000.00	$ 2,490,000	$ 9,870,000	$ (18,850,000)
Company Selected Measure Amount	1.02	1.09	1.19	1.19
PEO Name	Jeff Fisher	Jeff Fisher	Jeff Fisher	Jeff Fisher	Jeff Fisher
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Funds from Operation (AFFO) per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Room Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Operating Profit
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (294,295)	$ (178,714)	$ 0	$ 0	$ (64,948)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,854,168)	(2,905,668)	(3,131,381)	(3,099,049)	(2,387,650)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,043,272	2,408,400	2,205,944	3,005,384	2,615,707
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,609,136)	(1,199,041)	(1,495,271)	424,650	58,163
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,160	(145,542)	(270,266)	348,374	618,462
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,607)	(64,591)	0	0	(20,886)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,130,905)	(1,151,312)	(1,240,736)	(1,227,931)	(946,050)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	809,607	954,280	874,053	1,190,818	945,493
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(637,584)	(475,092)	(574,984)	143,851	24,781
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,007	$ (52,169)	$ (90,988)	$ 112,408	$ 200,901